March 1, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Ladies and Gentlemen:

On behalf of Homestead Funds, Inc., enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is post-effective amendment no. 27 to the registration statement on Form N-1A (File Nos. 33-35788 and 811-06136). This post-effective amendment is being filed under Rule 485(a) to address new disclosure requirements regarding market timing, fair-value pricing and selective disclosure that involve a number of material changes that do not fall within the scope of Rule 485(b).

If you have any questions regarding this filing, please do not hesitate to contact me at (703) 907-6029 or Hope Saxton at (703) 907-5953.

Very truly yours,

/s/ Denise Trujillo

Denise Trujillo

Enclosures